INVESTMENTS - Associates and Joint Venture Investment Impact (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 4,888	$ 4,125	$ 3,627
Current liabilities	(6,836)	(6,883)	$ (5,199)
Net income	2,059	1,845
Associates | Joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	489	515
Long-term assets	3,303	3,269
Current liabilities	(740)	(1,184)
Long-term liabilities	(1,258)	(825)
Total net assets	1,794	1,775
Our share of net assets	935	927
Revenue	1,903	1,706
Expenses	(1,902)	(1,686)
Net income	1	20
Our share of net income	$ 0	$ 14